LEASES (Details - Weighted average information)	Mar. 31, 2024	Mar. 31, 2023
Leases
Weighted average remaining lease term (years)	2 years 5 months 26 days	3 years 3 months 18 days
Weighted average discount rate	5.09%	5.96%